Equity and Noncontrolling Interests (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 105	$ (805)	$ 26	$ 108	$ 225	$ 25	$ 60	$ 85	$ 34	$ 324	$ 333	$ (446)	$ 204	$ 455
Transfers from Noncontrolling Interest:
Decrease in Willis Group Holdings’ paid-in capital for purchase of noncontrolling interest										(4)	(23)	(31)	0	(19)
Increase in Willis Group Holdings’ paid-in capital for sale of noncontrolling interest										0	2	2	0	0
Net transfers from noncontrolling interests										(4)	(21)	(29)	0	(19)
Change from net income attributable to Willis Group Holdings and transfers from noncontrolling interests										320	312	(475)	204	436
Willis Group Holdings shareholders [Member]
Net income										$ 324	$ 333	$ (446)	$ 204	$ 455